RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14: RELATED PARTY TRANSACTIONS

Loans from Officer

On May 26, 2009, the Company borrowed $5,000 from its Chairman of the Board and Chief Executive Officer as a short-term, unsecured loan via verbal agreement and did not bear any interest. Commencing June 30, 2010, the loan was converted into a written Promissory Note bearing an annual interest rate of 10%, with a maturity date of December 31, 2010. This note was repaid in full on May 16, 2011 including approximately $439 of accrued interest.

On June 30, 2010, the Company borrowed an additional $100,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The loan under the note was funded to the Company on July 12, 2010. The note bears a 10% interest rate per annum and carries a $4,000 loan origination fee which is accreted to the loan balance throughout the life of the loan. The $4,000 loan origination fee was fully accreted to the loan balance as of March 31, 2011 and December 31, 2010, and recorded as interest expense for the year ended December 31, 2010. This note (including the $4,000 origination fee) was repaid in full on May 19, 2011 including approximately $8,959 in accrued interest.

On November 3, 2010, the Company entered into a line of credit agreement for borrowing up to $500,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The note bears a 10% interest rate per annum. An aggregate of $140,000 was funded to the Company under the line of credit as of March 31, 2011 which was repaid on May 31, 2011, including approximately $6,093 in accrued interest. As of December 31, 2011, the unpaid principal balance drawn from the line of credit was $5,078, which was fully repaid on March 31, 2012.

On July 30, 2012, the Company entered into a line of credit agreement for borrowing up to $500,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The note bears a 12% interest rate per annum. An aggregate of $79,300 was funded to the Company under the line of credit as of September 30, 2012, and the accrued interest was $1,153 as of September 30, 2012. The principal balance of $79,300 was fully repaid on October 11, 2012.

Exclusive License Agreement

On July 27, 2009, the Company entered into an exclusive license agreement with Ensisheim Partners LLC (“Ensisheim”), an entity solely owned by the Chairman and Chief Executive Officer of the Company and the Chief Technology Officer of the Company, who is also the Company’s Chairman and CEO’s wife. Pursuant to that agreement, Ensisheim granted the Company an exclusive, worldwide, perpetual, irrevocable, royalty-bearing, license to the MASCT System, with the right to grant and authorize sublicenses. The license agreement provided that the Company would pay Ensisheim a royalty equal to 2% of net sales revenue, with a minimum royalty of $12,500 per fiscal quarter during the term of the agreement, which would have increased to a minimum royalty of $25,000 per fiscal quarter beginning in the quarter in which the first commercial sale of a licensed product would have taken place. From inception through December 31, 2010, the Company had incurred $16,250 in patent-related expenses under the license agreement with Ensisheim.

On June 17, 2010, the Company and Ensisheim entered into an Assignment Agreement, whereby Ensisheim assigned to the Company all rights to the patents and patent applications underlying the MASCT System. Pursuant to the assignment, the Company will have all responsibility for prosecution, maintenance, and enforcement and will indemnify Ensisheim from any and all claims against the patent estate. Ensisheim retained no residual rights with respect to the patents and patent applications. In conjunction with the assignment, the Company terminated the exclusive license agreement between the Company and Ensisheim dated July 27, 2009. As a result of the termination, the Company has no further obligations with respect to royalty payments to Ensisheim due under the old licensing agreement. As a result, the $12,500 of patent royalty payable to Ensisheim recorded as accrued royalty payable at December 31, 2009 has been reversed through royalty expense during the second quarter of 2010.

Commercial Lease Agreement

On December 24, 2009, the Company entered into a commercial lease agreement with Ensisheim for office space located in Seattle, Washington. The lease provided for annual rent of $13,200, plus applicable sales tax. From inception through December 31, 2009, the Company incurred $248 of rent expense for the lease with security deposit of $1,100. For the period of January 1, 2010 through June 30, 2010, the Company incurred $6,600 of rent expense for the lease. On July 15, 2010 the Company and Ensisheim terminated the lease, effective July 1, 2010 and the Company commenced use of the facility rent free until April 1, 2011 when the commercial lease agreement the Company entered into with Sanders Properties, LLC became effective (see Note 13). The $1,100 security deposit paid to Ensisheim was received as of September 30, 2012.

Executive Compensation

On May 19, 2010, the Company entered into employment agreements with three executives, including its Chief Executive Officer, its former President, and its Chief Technology Officer. The annual base salaries under each agreement were calculated based on combined consideration of the success of capital raise and the operating results of the Company, and capped at $360,000, $350,000, and $250,000, respectively for the three executives.

On July 22, 2010, in connection with the resignation and departure of Robert L. Kelly, the President and a director, the Company entered into a consulting agreement with a limited liability company controlled by Mr. Kelly. Under the agreement, the Company was to receive consulting services relating to capital raising and investor relations. The agreement was terminated by the Company in September 2010, through which time a total of $30,000 consulting expense had been paid.

On July 22, 2010, the Company restated and amended the employment agreements with its CEO and CTO. The agreements modified the base annual salary amounts to $250,000 and $200,000, respectively, effective retroactively to May 19, 2010. For the year ended December 31, 2011, the total amount of salaries and bonuses of the CEO and CTO was $693,048, of which $492,095 was recorded to research and development expense. For the nine months ended September 30, 2012, salaries and bonuses of CEO and CTO amounted to $269,438 and $200,550, of which $134,719 and $200,550 were recorded to research and development expense, respectively.

Share-Based Compensation

The amended employment agreement with the CEO, entered into on July 22, 2010, granted options to purchase 250,000 shares (or 565,830 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share, in consideration of his service to the Company. Of these options, 25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

The amended employment agreement with the CTO, entered into on July 22, 2010, granted options to purchase 100,000 shares (or 226,332 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share in consideration of her service to the Company. Of these options, 25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

On April 4, 2011, 45,000 non-qualified stock options were granted under the 2010 Stock Option and Incentive Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest as follows:

(i)	11,250 option shares shall vest ninety (90) days after the date of grant;
(ii)	11,000 option shares shall vest one hundred and eighty (180) days after the date of grant;
(iii)	11,500 option shares shall vest two hundred and seventy (270) days after the date of grant;
(iv)	11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.

On September 1, 2011, 219,000 incentive stock options were granted under the 2010 Stock Option and Incentive Plan to employees and officers as part of their employment agreements, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and
(ii)	one-forty eighth (1/48) of the underlying shares monthly thereafter.

On September 1, 2011, 200,000 non-qualified stock options were granted under the 2010 Stock Option and Incentive Plan to non-employee directors for services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	80,000 option shares shall vest on September 1, 2011;
(ii)	30,000 options shares shall vest on December 1, 2011;
(iii)	30,000 options shares shall vest on March 1, 2012;
(iv)	30,000 options shares shall vest on June 1, 2012;
(v)	30,000 options shares shall vest on September 1, 2012.

On April 30, 2012, 19,757 non-qualified stock options were granted under the 2010 Stock Option and Incentive Plan to non-employee directors for serving as directors of the Company, at an exercise price of $6.00 per share. These options have a ten-year contractual term and shall vest and become exercisable in full immediately as of the grant date.

In accordance with the guidance provided in ASC Topic 718, Stock Compensation (formerly SFAS 123R), the compensation costs associated with these options are recognized, based on the grant-date fair values of these options, over the requisite service period, or vesting period. Accordingly, the Company recognized a compensation expense of $96,251 for the nine months ended September 30, 2012.

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

	CEO & CTO		Dr. Hunkapiller		Employees & Officers		Non-employee Directors		Non-employee Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11		30-Apr-12
Fair value of common stock on date of grant	$2.756	(B)	$0.906	(C)	$0.906	(C)	$0.906	(C)	$6.00	(D)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25		$6.00
Expected life of the options (years)	3.33		5.31		5.65		5.65		5.00
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%		62.46%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%		0.89%
Expected forfeiture per year (%)	0.00%		0.00%			(A)	0.00%		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579		$3.0367

(A)	0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
(B)	The fair value of the Company’s common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
(C)	The fair value of the Company’s common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
(D)	The fair value of the Company’s common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.

In October 2010, the Company filed a Registration Statement on Form S-1 with the SEC. However, the market for early stage investments in medical technology transactions had deteriorated between mid-2010 and early 2011. In addition, the Company’s ability to negotiate with potential investors was limited. The Company’s cash position had also diminished since the summer of 2010 and the founders of the Company were unable to finance the Company at the level needed for growth. The withdrawal of the Registration Statement in February 2011 further weakened the impression of the Company in the market. The fair value of the Company’s common stock decreased from $2.756 in 2010 to $0.906 in 2011 primarily because the grants in 2011 relied on the arm’s-length negotiation of the private placement financing (for illiquid stock) as opposed to relying on an anticipated initial public offering (of publicly-traded stock), as was the case in 2010. The private placement transactions were between the company and over 200 accredited investors and ascribed a value of $0.906 to the Company’s common stock.

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

•	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the options.

(3)	Level 3 inputs include:

•	Expected lives- The expected lives of options granted were derived from the output of the option valuation model and represented the period of time that options granted are expected to be outstanding.

•	Expected forfeitures per year- The expected forfeitures are estimated at the dates of grant and will be revised in subsequent periods pursuant to actual forfeitures, if significantly different from the previous estimates.

•	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the options using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

The estimates of fair value from the model are theoretical values of stock options and changes in the assumptions used in the model could result in materially different fair value estimates. The actual value of the stock options will depend on the market value of the Company’s common stock when the stock options are exercised.

Notwithstanding that the fair market value of the Company’s common stock in September 2011 was $0.906 per share, the Company filed a Registration Statement on Form S-1 in February 2012 to offer shares of its common stock at $5.00 to $7.00 per share. This increase in share value is justified by the accomplishments achieved by the Company between September 2011 and February 2012. Specifically, the MASCT System manufacturing had been completed, supplies for the Field Experience Trial were completed and the Company had established an FDA-compliant inventory and warehousing facility. Further, the National Reference Laboratory for Breast Health, the Company’s wholly-owned subsidiary, was established as a Delaware corporation, was equipped and staffed, and the protocols and procedures needed to be a CLIA-registered facility were put in place. Moreover, the ForeCYTE test, which involves cytopathology and five biomarkers of hyperplasia and one biomarker of sample integrity, was completed, tested, and validated to CLIA standards. Computer hardware and software was acquired, set up, made operational, and the ForeCYTE report template, with unique reporting information for the requesting physician and a patient letter template, were created. The company explored and identified a technology for the ArgusCYTE test, negotiated a supply agreement with the supplier, and tested and validated the test. An ArgusCYTE report template was also established and a new reporting scheme invented and a patent application filed.

Further, the Company negotiated the acquisition of the FullCYTE Microcatheter System from Hologics, reestablished the supply chain and began preparing for a commercial launch later in 2012 or early 2013. In doing so, the Company increased its U.S. patent portfolio from 5 to 31 and its total portfolio of patents and applications to over 120. The Hologic patent estate also contains the key patents that permit microcatheter-based intraductal treatment of cancer and pre-cancer. The Company also prepared marketing documents for the launch of the ForeCYTE and ArgusCYTE tests, which occurred in December 2011. The Company launched a clinical trial of the FullCYTE microcatheter to establish the feasibility of performing Next Generation Sequencing on the samples obtained with the microcatheter, negotiated the acquisition of the NextCYTE technology, and is conducting a study of the utility of the technology in providing superior information in the setting of cancer diagnosis and treatment selection.

The Company also established third-party relationships to perform the reimbursement billing in anticipation of the commercial launch and to permit electronic remittance of testing revenue. The Company launched a Field Test Experience limited launch of both the ForeCYTE and ArgusCYTE tests on schedule in December 2011 and has seen significant market acceptance of both tests from the doctors and clinics using the tests. The Company passed a CLIA inspection and became CLIA-certified, has obtained several state licenses and has pending applications in all remaining states where licensure is required. Finally, the Board of Directors and scientific advisory board were each strengthened with the addition of key new executives and scientists.

The Board of Directors considered each of the foregoing achievements, and considered input from the Company’s investment bankers, in determining that the value of the Company supports a valuation of $5.00 to $7.00 per share of the Company’s common stock.

Options issued and outstanding as of September 30, 2012 and their activities during the nine months then ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years
Outstanding as of January 1, 2012	608,000	$3.41
Granted	19,757	6.00
Expired	-	-
Forfeited	-	-
Outstanding as of September 30, 2012	627,757	3.49	5.51
Exercisable as of September 30, 2012	508,632	3.21	6.02
Vested and expected to vest (1)	624,049	3.50	5.49

(1) Includes vested shares and unvested shares after a forfeiture rate is applied.

As of September 30, 2012 and December 31, 2011, the aggregate intrinsic value of options outstanding, exercisable, and vested and expected to vest was $389,053 and $329,053, respectively.

A summary of the status of the Company’s unvested shares as of September 30, 2012 and changes during the period then ended is presented below:

Unvested Shares	Shares	Weighted- Average Grant- Date Fair Value
Unvested as of January 1, 2012	289,250	$159,013
Granted	19,757	60,000
Vested	(189,882)	(141,761)
Forfeited	-	-
Unvested as of September 30, 2012	119,125	$77,252

NOTE 14: RELATED PARTY TRANSACTIONS

Loans from Officer

On May 26, 2009, the Company borrowed $5,000 from its Chairman of the Board and Chief Executive Officer as a short-term, unsecured loan via verbal agreement and did not bear any interest. Commencing June 30, 2010, the loan was converted into a written Promissory Note bearing an annual interest rate of 10%, with a maturity date of December 31, 2010. This note was repaid in full on May 16, 2011 including approximately $439 of accrued interest.

On June 30, 2010, the Company borrowed an additional $100,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The loan under the note was funded to the Company on July 12, 2010. The note bears a 10% interest rate per annum and carries a $4,000 loan origination fee which is accreted to the loan balance throughout the life of the loan. The $4,000 loan origination fee was fully accreted to the loan balance as of March 31, 2011 and December 31, 2010, and recorded as interest expense for the year ended December 31, 2010. This note (including the $4,000 origination fee) was repaid in full on May 19, 2011 including approximately $8,959 in accrued interest.

On November 3, 2010, the Company entered into a line of credit agreement for borrowing up to $500,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The note bears a 10% interest rate per annum. An aggregate of $140,000 was funded to the Company under the line of credit as of March 31, 2011 which was repaid on May 31, 2011, including approximately $6,093 in accrued interest. As of December 31, 2011, the unpaid principal balance drawn from the line of credit was $5,078.

Exclusive License Agreement

On July 27, 2009, the Company entered into an exclusive license agreement with Ensisheim Partners LLC (“Ensisheim”), an entity solely owned by the Chairman and Chief Executive Officer of the Company and the Chief Technology Officer of the Company, who is also the Company’s Chairman and CEO’s wife. Pursuant to that agreement, Ensisheim granted the Company an exclusive, worldwide, perpetual, irrevocable, royalty-bearing, license to the MASCT System, with the right to grant and authorize sublicenses. The license agreement provided that the Company would pay Ensisheim a royalty equal to 2% of net sales revenue, with a minimum royalty of $12,500 per fiscal quarter during the term of the agreement, which would have increased to a minimum royalty of $25,000 per fiscal quarter beginning in the quarter in which the first commercial sale of a licensed product would have taken place. From inception through December 31, 2010, the Company had incurred $16,250 in patent-related expenses under the license agreement with Ensisheim.

On June 17, 2010, the Company and Ensisheim entered into an Assignment Agreement, whereby Ensisheim assigned to the Company all rights to the patents and patent applications underlying the MASCT System. Pursuant to the assignment, the Company will have all responsibility for prosecution, maintenance, and enforcement and will indemnify Ensisheim from any and all claims against the patent estate. Ensisheim retained no residual rights with respect to the patents and patent applications. In conjunction with the assignment, the Company terminated the exclusive license agreement between the Company and Ensisheim dated July 27, 2009. As a result of the termination, the Company has no further obligations with respect to royalty payments to Ensisheim due under the old licensing agreement. As a result, the $12,500 of patent royalty payable to Ensisheim recorded as accrued royalty payable at December 31, 2009 has been reversed through royalty expense during the second quarter of 2010.

Commercial Lease Agreement

On December 24, 2009, the Company entered into a commercial lease agreement with Ensisheim for office space located in Seattle, Washington. The lease provided for annual rent of $13,200, plus applicable sales tax. From inception through December 31, 2009, the Company incurred $248 of rent expense for the lease. As of December 31, 2009, security deposit for the lease amounted to $1,100. For the period of January 1, 2010 through June 30, 2010, the Company incurred $6,600 of rent expense for the lease. On July 15, 2010 the Company and Ensisheim terminated the lease, effective July 1, 2010 and the Company commenced use of the facility rent free until April 1, 2011 when the commercial lease agreement the Company entered into with Sanders Properties, LLC became effective (see Note 13).

Executive Compensation

On May 19, 2010, the Company entered into employment agreements with three executives, including its Chief Executive Officer, its former President, and its Chief Technology Officer. The annual base salaries under each agreement were calculated based on combined consideration of the success of capital raise and the operating results of the Company, and capped at $360,000, $350,000, and $250,000, respectively for the three executives.

On July 22, 2010, in connection with the resignation and departure of Robert L. Kelly, the President and a director, the Company entered into a consulting agreement with a limited liability company controlled by Mr. Kelly. Under the agreement, the Company was to receive consulting services relating to capital raising and investor relations. The agreement was terminated by the Company in September 2010, through which time a total of $30,000 consulting expense had been paid.

On July 22, 2010, the Company restated and amended the employment agreements with its CEO and CTO. The agreements modified the base annual salary amounts to $250,000 and $200,000, respectively, effective retroactively to May 19, 2010. These salaries were accrued and amounted to $391,071 and $278,571 as of March 31, 2011 and December 31, 2010 and paid in full in April 2011. For the twelve-month periods ended December 31, 2011 and 2010, salaries and bonuses of the CEO and CTO amounted to $693,048 and $377,620 of which $492,095 and $0 was recorded to research and development expense, respectively.

Share-Based Compensation

The amended employment agreement with the CEO, entered into on July 22, 2010, granted options to purchase 250,000 shares (or 565,830 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share, in consideration of his service to the Company. Of these options, 25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

The amended employment agreement with the CTO, entered into on July 22, 2010, granted options to purchase 100,000 shares (or 226,332 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share in consideration of her service to the Company. Of these options, 25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

On April 4, 2011, 45,000 non-qualified stock options were granted under the 2010 Stock Option and Incentive Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest as follows:

(i)	11,250 option shares shall vest ninety (90) days after the date of grant;
(ii)	11,000 option shares shall vest one hundred and eighty (180) days after the date of grant;
(iii)	11,500 option shares shall vest two hundred and seventy (270) days after the date of grant;
(iv)	11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.

On September 1, 2011, 219,000 incentive stock options were granted under the 2010 Stock Option and Incentive Plan to employees and officers as part of their employment agreements, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and
(ii)	one-forty eighth (1/48) of the underlying shares monthly thereafter.

On September 1, 2011, 200,000 non-qualified stock options were granted under the 2010 Stock Option and Incentive Plan to non-employee directors for services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	80,000 option shares shall vest on September 1, 2011;
(ii)	30,000 options shares shall vest on December 1, 2011;
(iii)	30,000 options shares shall vest on March 1, 2012;
(iv)	30,000 options shares shall vest on June 1, 2012;
(v)	30,000 options shares shall vest on September 1, 2012.

In accordance with the guidance provided in ASC Topic 718, Stock Compensation (formerly SFAS 123R), the compensation costs associated with these options are recognized, based on the grant-date fair values of these options, over the requisite service period, or vesting period. Accordingly, the Company recognized a compensation expense of $140,056 and $30,396 for the years ended December 31, 2011 and 2010, respectively.

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

	CEO & CTO		Dr. Hunkapiller		Employees & Officers		Non-employee Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11
Fair value of common stock on date of grant	$2.756	(B)	$0.906	(C)	$0.906	(C)	$0.906	(C)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25
Expected life of the options (years)	3.33		5.31		5.65		5.65
Dividend yield	0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%
Expected forfeiture per year (%)	0.00%		0.00%		(A)		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579

(A)	0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
(B)	The fair value of the Company's common stock derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
(C)	The fair value of the Company's common stock derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.

In October 2010, the Company filed a Registration Statement on Form S-1 with the SEC. However, the market for early stage investments in medical technology transactions had deteriorated between mid-2010 and early 2011. In addition, the Company’s ability to negotiate with potential investors was limited. The Company’s cash position had also diminished since the summer of 2010 and the founders of the Company were unable to finance the Company at the level needed for growth. The withdrawal of the Registration Statement in February 2011 further weakened the impression of the Company in the market. The fair value of the Company’s common stock decreased from $2.756 in 2010 to $0.906 in 2011 primarily because the grants in 2011 relied on the arm’s-length negotiation of the private placement financing (for illiquid stock) as opposed to relying on an anticipated initial public offering (of publicly-traded stock), as was the case in 2010. The private placement transactions were between the company and over 200 accredited investors and ascribed a value of $0.906 to the Company’s common stock.

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.
(2)	Level 2 inputs include:
•	Risk-free rate — The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the options.
(3)	Level 3 inputs include:
•	Expected lives — The expected lives of options granted were derived from the output of the option valuation model and represented the period of time that options granted are expected to be outstanding.
•	Expected forfeitures per year — The expected forfeitures are estimated at the dates of grant and will be revised in subsequent periods pursuant to actual forfeitures, if significantly different from the previous estimates.
•	Expected volatility — We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the options using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

The estimates of fair value from the model are theoretical values of stock options and changes in the assumptions used in the model could result in materially different fair value estimates. The actual value of the stock options will depend on the market value of the Company’s common stock when the stock options are exercised.

Notwithstanding that the fair market value of the Company’s common stock in September 2011 was $0.906 per share, the Company filed a Registration Statement on Form S-1 in February 2012 to offer shares of its common stock at $5.00 to $7.00 per share. This increase in share value is justified by the accomplishments achieved by the Company between September 2011 and February 2012. Specifically, the MASCT System manufacturing had been completed, supplies for the Field Experience Trial were completed and the Company had established an FDA-compliant inventory and warehousing facility. Further, the National Reference Laboratory for Breast Health, the Company’s wholly-owned subsidiary, was established as a Delaware corporation, was equipped and staffed, and the protocols and procedures needed to be a CLIA-registered facility were put in place. Moreover, the ForeCYTE test, which involves cytopathology and five biomarkers of hyperplasia and one biomarker of sample integrity, was completed, tested, and validated to CLIA standards. Computer hardware and software was acquired, set up, made operational, and the ForeCYTE report template, with unique reporting information for the requesting physician and a patient letter template, were created. The company explored and identified a technology for the ArgusCYTE test (which is the technology that the Company is currently using for the ArgusCYTE test), negotiated a supply agreement with the supplier, and tested and validated the test. An ArgusCYTE report template was also established and a new reporting scheme invented and a patent application filed.

Further, the Company acquired the FullCYTE Microcatheter System from Hologics, reestablished the supply chain and began preparing for a commercial launch later in 2012 or early 2013. In doing so, the Company increased its U.S. patent portfolio from 5 to 31 and its total portfolio of patents and applications to over 120. The Hologic patent estate also contains the key patents that permit microcatheter-based intraductal treatment of cancer and pre-cancer. The Company also prepared marketing documents for the launch of the ForeCYTE and ArgusCYTE tests, which occurred in December 2011. The Company studied the use of the FullCYTE microcatheter in six patients to establish the feasibility of performing next-generation tests on samples taken with the microcatheters. Additionally, the Company’s scientists invented and filed a patent application to the NextCYTE technology and the Company has negotiated a one-year option to acquire commercial rights to additional NextCYTE-related technology to augment its existing position and has started researching the utility of the technology in providing superior information in the setting of cancer diagnosis and treatment selection.

The Company also established third-party relationships to perform the reimbursement billing in anticipation of the commercial launch and to permit electronic remittance of testing revenue. The Company launched a Field Test Experience limited launch of both the ForeCYTE and ArgusCYTE tests on schedule in December 2011 and has seen significant market acceptance of both tests from the doctors and clinics using the tests. The Company passed a CLIA inspection and became CLIA-certified, has obtained several state licenses and has pending applications in all remaining states where licensure is required. Finally, the Board of Directors and scientific advisory board were each strengthened with the addition of key new executives and scientists.

The Board of Directors considered each of the foregoing achievements, and considered input from the Company’s investment bankers, in determining that the value of the Company supported a valuation of $5.00 to $7.00 per share of the Company’s common stock when the Company filed its initial Registration Statement on Form S-1 in February 2012.

Options issued and outstanding as of December 31, 2011 and 2010 and their activities during the years are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years
Outstanding as of January 1, 2010	—	—
Granted	350,000	$5.00
Expired	—	—
Forfeited	—	—
Outstanding as of December 31, 2010	350,000	5.00	4.56
Exercisable as of December 31, 2010	87,500	5.00	4.56
Vested and expected to vest(1)	350,000	5.00	4.56

(1)	Includes vested shares and unvested shares after a forfeiture rate is applied.

As of December 31, 2011 and 2010, the aggregate intrinsic value of options outstanding, exercisable, and vested and expected to vest was $329,053 and $236,040, respectively.

A summary of the status of the Company’s unvested shares as of December 31, 2011 and 2010, and changes during the years ended December 31, 2011 and 2010, are presented below:

Unvested Shares	Shares	Weighted- Average Grant-Date Fair Value
Unvested as of January 1, 2011	262,500	$176,963
Granted	464,000	166,741
Vested	(228,250)	(110,964)
Forfeited	(209,000)	(73,727)
Unvested as of December 31, 2011	289,250	$159,013

Unvested Shares	Shares	Weighted- Average Grant-Date Fair Value
Unvested as of January 1, 2010	—	$—
Granted	350,000	236,040
Vested	(87,500)	(59,077)
Forfeited	—	—
Unvested as of December 31, 2010	262,500	$176,963